American Funds® Global Insight Fund
Investment portfolio
January 31, 2023
unaudited

Common stocks 94.65% Information technology 19.63%	Shares	Value (000)
ASML Holding NV	300,861	$199,249
Microsoft Corp.	803,387	199,087
Broadcom, Inc.	313,354	183,315
Apple, Inc.	983,241	141,872
SAP SE	849,407	99,973
Keyence Corp.	200,860	92,783
Mastercard, Inc., Class A	234,779	87,009
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	765,098	70,948
Visa, Inc., Class A	301,955	69,513
Amadeus IT Group SA, Class A, non-registered shares[1]	1,087,283	68,398
GoDaddy, Inc., Class A1	793,021	65,131
Hamamatsu Photonics KK	1,128,600	60,253
KLA Corp.	132,346	51,943
Texas Instruments, Inc.	261,449	46,331
STMicroelectronics NV	780,782	36,896
OBIC Co., Ltd.	221,400	35,426
ServiceNow, Inc.[1]	62,350	28,377
Analog Devices, Inc.	148,905	25,533
EVERTEC, Inc.	646,846	23,894
Fidelity National Information Services, Inc.	313,575	23,531
Fujitsu, Ltd.	159,400	22,828
Adyen NV1	14,635	22,124
Worldline SA, non-registered shares[1]	488,266	22,120
Nokia Corp.	4,254,267	20,274
Dassault Systemes SE	536,606	19,944
Jack Henry & Associates, Inc.	109,639	19,745
Shopify, Inc., Class A, subordinate voting shares[1]	334,189	16,466
Wolfspeed, Inc.[1]	151,755	11,687
Trimble, Inc.[1]	197,040	11,440
Adobe, Inc.[1]	27,367	10,135
VeriSign, Inc.[1]	13,080	2,852
Lam Research Corp.	4,745	2,373
		1,791,450
Health care 15.89%
Novo Nordisk A/S, Class B	1,550,961	214,783
AstraZeneca PLC	1,330,360	174,062
UnitedHealth Group, Inc.	277,448	138,499
Bristol-Myers Squibb Company	1,559,387	113,289
Abbott Laboratories	787,101	87,014
Danaher Corp.	280,651	74,198
Genmab A/S1	175,945	68,824
BeiGene, Ltd. (ADR)[1,2]	265,139	67,876
EssilorLuxottica	347,677	63,619
Zoetis, Inc., Class A	343,927	56,916
Seagen, Inc.[1]	388,737	54,221
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	1,070,989	$47,295
Edwards Lifesciences Corp.[1]	521,781	40,021
AbbVie, Inc.	242,093	35,769
Straumann Holding AG	215,787	28,252
Elevance Health, Inc.	55,247	27,623
Humana, Inc.	49,882	25,525
HOYA Corp.	213,900	23,554
Merck & Co., Inc.	201,291	21,621
Terumo Corp.	742,500	21,560
Daiichi Sankyo Company, Ltd.	675,700	21,236
Eli Lilly and Company	35,700	12,286
Shionogi & Co., Ltd.	233,900	11,169
Regeneron Pharmaceuticals, Inc.[1]	14,495	10,994
Moderna, Inc.[1]	54,720	9,634
		1,449,840
Industrials 12.92%
Safran SA	1,070,264	153,689
Northrop Grumman Corp.	211,698	94,849
Airbus SE, non-registered shares	651,933	81,688
AMETEK, Inc.	499,793	72,430
Honeywell International, Inc.	345,799	72,092
Axon Enterprise, Inc.[1]	301,318	58,890
TFI International, Inc. (CAD denominated)	457,103	50,910
SMC Corp.	88,000	44,737
Epiroc AB, Class A	2,029,767	39,486
Carrier Global Corp.	832,478	37,903
ABB, Ltd.	981,938	34,193
MTU Aero Engines AG	135,827	33,822
HEICO Corp., Class A	142,523	19,053
HEICO Corp.	82,698	14,137
Daikin Industries, Ltd.	190,100	33,099
Norfolk Southern Corp.	133,241	32,752
Ryanair Holdings PLC (ADR)[1]	345,728	31,299
CSX Corp.	945,355	29,230
Armstrong World Industries, Inc.	360,207	27,884
ITT, Inc.	284,723	26,078
Waste Connections, Inc.	188,330	25,029
United Airlines Holdings, Inc.[1]	495,837	24,276
Dun & Bradstreet Holdings, Inc.	1,561,868	22,881
TransDigm Group, Inc.	28,745	20,632
Recruit Holdings Co., Ltd.	615,700	19,764
Raytheon Technologies Corp.	183,047	18,277
General Electric Co.	212,244	17,081
DSV A/S	92,391	15,257
DKSH Holding AG	151,538	12,918
Delta Air Lines, Inc.[1]	307,953	12,041
BAE Systems PLC	232,078	2,453
		1,178,830
Financials 12.38%
AIA Group, Ltd.	11,657,400	131,641
JPMorgan Chase & Co.	759,399	106,285
Aon PLC, Class A	308,245	98,232
London Stock Exchange Group PLC	913,492	83,693
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
DBS Group Holdings, Ltd.	2,377,896	$65,096
United Overseas Bank, Ltd.	2,680,000	61,041
HDFC Bank, Ltd. (ADR)	881,988	59,411
Marsh & McLennan Companies, Inc.	332,417	58,143
DNB Bank ASA	2,847,999	53,206
CME Group, Inc., Class A	286,725	50,653
State Street Corp.	467,045	42,655
Arthur J. Gallagher & Co.	188,539	36,901
MSCI, Inc.	62,203	33,065
S&P Global, Inc.	85,194	31,943
Citizens Financial Group, Inc.	728,747	31,569
Chubb, Ltd.	125,746	28,606
First Republic Bank	167,772	23,636
Hong Kong Exchanges and Clearing, Ltd.	467,600	21,017
Moody’s Corp.	63,921	20,630
Partners Group Holding AG	21,766	20,456
Wells Fargo & Company	398,133	18,660
Western Alliance Bancorporation	242,307	18,263
UBS Group AG	766,804	16,327
UniCredit SpA	814,836	15,879
Nasdaq, Inc.	41,850	2,519
		1,129,527
Consumer staples 8.51%
Philip Morris International, Inc.	1,019,835	106,308
Nestlé SA	743,504	90,731
L’Oréal SA, non-registered shares	207,904	85,881
Reckitt Benckiser Group PLC	1,062,525	75,664
Anheuser-Busch InBev SA/NV	1,142,311	68,763
Carlsberg A/S, Class B	448,341	63,433
Danone SA	1,124,106	61,517
British American Tobacco PLC	1,541,547	58,955
General Mills, Inc.	503,464	39,451
Imperial Brands PLC	1,018,348	25,530
Diageo PLC	564,041	24,506
Uni-Charm Corp.	555,700	21,224
Unilever PLC (GBP denominated)	394,414	20,150
Costco Wholesale Corp.	38,987	19,928
Mondelez International, Inc.	230,015	15,052
		777,093
Consumer discretionary 7.88%
Kering SA	154,371	96,373
Hilton Worldwide Holdings, Inc.	534,287	77,520
Industria de Diseño Textil, SA	2,404,032	75,073
LVMH Moët Hennessy-Louis Vuitton SE	68,959	60,241
Dollar General Corp.	252,508	58,986
MercadoLibre, Inc.[1]	47,577	56,221
Hermès International	26,442	49,555
YUM! Brands, Inc.	329,280	42,974
Royal Caribbean Cruises, Ltd.[1]	597,514	38,803
NIKE, Inc., Class B	259,200	33,004
Oriental Land Co., Ltd.	141,100	23,480
B&M European Value Retail SA	4,230,704	23,461
Amazon.com, Inc.[1]	222,958	22,994
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cie. Financière Richemont SA, Class A	128,183	$19,764
adidas AG	114,116	18,291
Lear Corp.	124,247	18,113
Meituan, Class B1	95,920	2,137
Galaxy Entertainment Group, Ltd.	276,000	1,928
		718,918
Energy 4.73%
TotalEnergies SE	1,781,351	110,670
Chevron Corp.	544,450	94,745
BP PLC	10,104,639	61,136
ConocoPhillips	483,923	58,976
TC Energy Corp. (CAD denominated)	878,068	37,834
EOG Resources, Inc.	244,293	32,308
Pioneer Natural Resources Company	99,376	22,891
INPEX Corp.	1,152,100	12,697
		431,257
Materials 4.67%
Shin-Etsu Chemical Co., Ltd.	565,000	84,154
Air Liquide SA, non-registered shares	486,538	77,537
Sika AG	201,999	57,509
Sociedad Química y Minera de Chile SA, Class B (ADR)	543,283	52,992
Vale SA (ADR), ordinary nominative shares	2,585,845	48,304
Linde PLC	139,432	46,144
Givaudan SA	10,389	33,720
Asahi Kasei Corp.	1,752,600	13,297
Barrick Gold Corp.	655,209	12,809
		426,466
Communication services 4.51%
Alphabet, Inc., Class A1	605,060	59,804
Alphabet, Inc., Class C1	526,467	52,578
América Móvil, SAB de CV, Series L (ADR)	2,700,110	56,513
Koninklijke KPN NV	16,041,503	54,804
Comcast Corp., Class A	1,172,235	46,128
Electronic Arts, Inc.	238,583	30,701
Nippon Telegraph and Telephone Corp.	829,400	24,836
Singapore Telecommunications, Ltd.	10,644,800	20,401
Take-Two Interactive Software, Inc.[1]	173,249	19,617
Charter Communications, Inc., Class A1	51,027	19,610
Netflix, Inc.[1]	43,531	15,404
Meta Platforms, Inc., Class A1	55,244	8,230
Tencent Holdings, Ltd.	60,300	2,939
		411,565
Utilities 2.64%
Engie SA	4,306,981	61,272
AES Corp.	1,516,111	41,557
Sempra Energy	247,848	39,737
Edison International	375,684	25,885
CenterPoint Energy, Inc.	762,000	22,951
Ørsted AS	245,394	21,873
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Evergy, Inc.	222,211	$13,922
National Grid PLC	1,058,994	13,470
		240,667
Real estate 0.89%
Equinix, Inc. REIT	41,031	30,286
Link REIT	3,600,058	28,963
Crown Castle, Inc. REIT	148,155	21,943
		81,192
Total common stocks (cost: $7,922,853,000)		8,636,805
Preferred securities 0.09% Information technology 0.09%
Samsung Electronics Co., Ltd., preferred shares (GDR)	7,683	8,612
Total preferred securities (cost: $9,620,000)		8,612
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	139,690	162
Total rights & warrants (cost: $0)		162
Short-term securities 5.72% Money market investments 5.72%
Capital Group Central Cash Fund 4.46%[3,4]	5,219,157	521,863
Money market investments purchased with collateral from securities on loan 0.00%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[3,5]	125,682	126
Total short-term securities (cost: $521,960,000)		521,989
Total investment securities 100.46% (cost: $8,454,433,000)		9,167,568
Other assets less liabilities (0.46)%		(42,374)
Net assets 100.00%		$9,125,194
Investments in affiliates4

	Value of affiliate at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 1/31/2023 (000)	Dividend income (000)
Short-term securities 5.72%
Money market investments 5.72%
Capital Group Central Cash Fund 4.46%[3]	$689,045	$547,382	$714,628	$58	$6	$521,863	$6,959

American Funds Global Insight Fund — Page 5 of 8

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $137,000, which represented less than 0.01% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 1/31/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,091,182	$700,268	$—	$1,791,450
Health care	822,781	627,059	—	1,449,840
Industrials	707,724	471,106	—	1,178,830
Financials	661,171	468,356	—	1,129,527
Consumer staples	180,739	596,354	—	777,093
Consumer discretionary	348,615	370,303	—	718,918
Energy	246,754	184,503	—	431,257
Materials	160,249	266,217	—	426,466
Communication services	308,585	102,980	—	411,565
Utilities	144,052	96,615	—	240,667
Real estate	52,229	28,963	—	81,192
Preferred securities	—	8,612	—	8,612
Rights & warrants	162	—	—	162
Short-term securities	521,989	—	—	521,989
Total	$5,246,232	$3,921,336	$—	$9,167,568
American Funds Global Insight Fund — Page 7 of 8

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-122-0323O-S89741
American Funds Global Insight Fund — Page 8 of 8